Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Live streaming - consumable virtual items revenue		¥ 1,187,431	$ 181,982	¥ 884,385	¥ 716,561
Live streaming - time based virtual item revenue		29,596	4,536	26,812	26,432
Technical services		5,156	790	3,429	25
Total revenue		1,222,183	187,308	914,626	743,018
Cost of revenues		(959,939)	(147,117)	(720,637)	(594,084)
Gross profit		262,244	40,191	193,989	148,934
Sales and marketing expenses		(10,121)	(1,551)	(3,804)	(5,005)
General and administrative expenses		(33,889)	(5,194)	(11,957)	(16,265)
Research and development expenses		(31,780)	(4,870)	(21,523)	(10,957)
Provision (recovery) for doubtful accounts		8,253	1,265	(854)	(6,826)
Income from operations		194,707	29,841	155,851	109,881
Interest income		2,960	454	1,005	1,444
Other income (loss), net		(4,702)	(721)	(310)	31
Foreign exchange gain (loss), net		703	108	(5)	11
Change in fair value of warrant liabilities		3,904	597
Change in fair value of contingent consideration		(14,068)	(2,156)
Income before income taxes		183,504	28,123	156,541	111,367
Income tax expense		(7,404)	(1,135)	(6,623)	(4,627)
Net income		176,100	26,988	149,918	106,740
Other comprehensive income - foreign currency translation adjustment		14,802	2,269
Comprehensive income attributable to the Company’s shareholders		¥ 190,902	$ 29,257	¥ 149,918	¥ 106,740
Weighted average number of shares *
Basic (in Shares)	[1]	23,287,706	23,287,706	19,400,000	19,400,000
Diluted (in Shares)	[1]	26,828,666	26,828,666	20,002,000	20,002,000
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 7.56	$ 1.16	¥ 7.73	¥ 5.50
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 6.56	$ 1.01	¥ 7.50	¥ 5.34

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization.